Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Schedule Of Income Taxes [Line Items]
Federal statutory income tax rate	34.00%	34.00%
Net operating loss	$ 49,581,217